Consolidated Income Statement - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Income Statement [abstract]
Revenue	¥ 107,688,907	¥ 91,962,415	¥ 77,842,906
Sales taxes and surcharges	(12,075,424)	(12,744,088)	(11,906,438)
Net Sales	95,613,483	79,218,327	65,936,468
Cost of sales	(89,838,977)	(72,398,288)	(58,731,674)
Gross profit	5,774,506	6,820,039	7,204,794
Selling and administrative expenses	(536,114)	(535,259)	(546,087)
Net impairment losses on financial assets	(39)	0	0
Other operating income	202,617	119,010	197,306
Other operating expenses	(32,548)	(21,379)	(24,275)
Other (losses)/gains - net	176,690	19,462	(53,882)
Operating profit	5,585,112	6,401,873	6,777,856
Finance income	443,661	268,379	137,302
Finance expenses	(106,249)	(61,047)	(53,617)
Finance income - net	337,412	207,332	83,685
Share of net profit of associates and joint ventures accounted for using the equity method	885,597	1,243,693	916,754
Profit before income tax	6,808,121	7,852,898	7,778,295
Income tax expense	(1,471,903)	(1,698,739)	(1,796,822)
Profit for the year	5,336,218	6,154,159	5,981,473
Profit attributable to:
Owners of the Company	5,336,331	6,143,222	5,968,466
Non-controlling interests	(113)	10,937	13,007
Profit for the year	¥ 5,336,218	¥ 6,154,159	¥ 5,981,473
Earnings per share attributable to owners of the Company for the year (expressed in RMB per share)
Basic earnings per share	¥ 0.493	¥ 0.569	¥ 0.553
Diluted earnings per share	0.493	0.568	0.552
Earnings per ADS attributable to owners of the Company for the year (expressed in RMB per ADS)
Basic earnings per ADS	49.303	56.862	55.264
Diluted earnings per ADS	¥ 49.303	¥ 56.830	¥ 55.219
Profit for the year	¥ 5,336,218	¥ 6,154,159	¥ 5,981,473
Other comprehensive income/(loss)
Share of other comprehensive income/(loss) of associates and joint ventures accounted for using the equity method	(7,014)	(810)	18,213
Other comprehensive income/(loss)	(7,014)	(810)	18,213
Total comprehensive income for the year	5,329,204	6,153,349	5,999,686
Attributable to:
Owners of the Company	5,329,317	6,142,412	5,986,679
Non-controlling interests	(113)	10,937	13,007
Total comprehensive income for the year	¥ 5,329,204	¥ 6,153,349	¥ 5,999,686